LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2020
LEASE OBLIGATIONS
Schedule of Maturities of Finance Leases Liabilities

December 31,
2020
2021	360
2022	280
2023	190
2024	72
2025 and thereafter	28
Total undiscounted minimum lease payments	930
Less: amount representing interest	(33)
Present value of minimum lease payments	899
Less: current portion	(344)
Long-term portion	555

Schedule of Maturities of Operating Leases Liabilities

December 31,
2020
2021	803
2022	523
2023	381
2024	195
2025 and thereafter	—
Total undiscounted minimum lease payments	1,901
Less: current portion	(802)
Long-term portion	1,099